SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Growth Company

Emerging Growth Company

The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The Company expects to use the extended transition period for any other new or revised accounting standards during the period in which it remains an EGC.

Emerging Growth Company

The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The Company expects to use the extended transition period for any other new or revised accounting standards during the period in which it remains an EGC.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

The Company considers cash on hand, deposits in banks, and investments with original maturities of three months or less, such as the Company’s money market funds, to be cash and cash equivalents.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the condensed consolidated balance sheet as of September 30, 2025 and 2024, and December 31, 2024, to the amounts reported on the condensed consolidated statement of cash flows (in thousands):

	September 30,	December 31,	September 30,
	2025	2024	2024
Cash	$3,800	$1,329	$2,898
Cash equivalents	162	3,228	—
Restricted cash	309	307	306
Total cash, cash equivalents and restricted cash	$4,271	$4,864	$3,204

The restricted cash is legally restricted to secure credit card charges incurred by the Company.

Cash, Cash Equivalents, and Restricted Cash

The Company considers cash on hand, deposits in banks, and investments with original maturities of three months or less, such as the Company’s money market funds, to be cash and cash equivalents.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the consolidated balance sheet as of December 31, 2024 and 2023, to the amounts reported on the consolidated statement of cash flows (in thousands):

	December 31,
	2024	2023
Cash	$1,329	$2,237
Cash equivalents	3,228	584
Restricted cash	307	307
Total cash, cash equivalents and restricted cash	$4,864	$3,128

The restricted cash is legally restricted to secure credit card charges incurred by the Company.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are customer obligations due under normal trade terms. Expected credit losses include losses expected based on known credit issues with specific customers as well as a general expected credit loss allowance based on relevant information, including historical loss rates, current conditions, and reasonable economic forecasts that affect collectability. The Company updates its allowance for credit losses on a quarterly basis with changes in the allowance recognized in loss from operations. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for credit losses.

After all attempts to collect accounts receivable balances have failed, the balance is written off against the allowance for credit losses. As of September 30, 2025 and December 31, 2024, the Company reported an allowance for credit losses balance of $34,000 and $44,000, respectively.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are customer obligations due under normal trade terms. Expected credit losses include losses expected based on known credit issues with specific customers as well as a general expected credit loss allowance based on relevant information, including historical loss rates, current conditions, and reasonable economic forecasts that affect collectability. The Company updates its allowance for credit losses on a quarterly basis with changes in the allowance recognized in income from operations. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for credit losses.

After all attempts to collect accounts, receivable balances have failed, the balance is written off against the allowance for credit losses. As of December 31, 2024 and 2023, the Company reported an allowance for credit losses balance of $44,000 and $0.2 million, respectively.

Convertible Debt

Convertible Debt

We have issued convertible promissory notes and evaluate embedded features for potential bifurcation as derivatives.

For the recent convertible note described in Note 5, we elected the fair value option under accounting Standards Codification (“ASC”) 825, Financial Instruments, (“ASC 825”) measuring the entire instrument at fair value with changes recognized in earnings. This election is irrevocable and applied to the whole instrument, consistent with ASC 825-10 guidance. Key estimates include the valuation of original issue discount, accrued interest, and make-whole provisions, which require assumptions about discount rates, credit risk, and market conditions. The fair value option under ASC 825 simplifies the accounting by eliminating the need to bifurcate embedded derivatives under ASC 815, Derivatives and Hedging (“ASC 815”) and aligns with the principles outlined in ASC 470, Debt (“ASC 470”) for debt instruments. This approach requires ongoing reassessment of fair value inputs and assumptions, which can significantly affect reported earnings and liabilities. All fees related to the convertible note were expensed as incurred and not recorded as debt issuance costs.

Convertible and Non-Convertible Debt

The Company issued numerous convertible and non-convertible debt instruments. The Company evaluates embedded conversion and other features within its debt to determine whether any embedded features should be bifurcated from the host instrument and accounted for as a derivative at fair value, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss.

The Company’s debt is carried on the consolidated balance sheets on a historical cost basis net of unamortized discounts and premiums because the Company has not elected the fair value option of accounting. Costs associated with acquiring debt are capitalized as a debt discount. The debt discount is presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt liability. The costs are amortized over the estimated contractual life of the related debt instrument using the effective interest method and are included in interest expense in the consolidated statements of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, and restricted cash, accounts receivable, accrued liabilities, and accounts payable approximate fair value due to their relatively short-term maturities and are classified as short-term assets and liabilities in the accompanying balance sheets. The following table represents the fair value hierarchy for the financial assets and liabilities held by the Company measured at fair value on a recurring basis (in thousands):

	As of September 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$162	$—	$—	$162
Total financial assets	$162	$—	$—	$162

Convertible debt subject to credit risk analysis	$—	$9,560	$—	$9,560
Total financial liabilities	$—	$9,560	$—	$9,560

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$3,228	$—	$—	$3,228
Total financial assets	$3,228	$—	$—	$3,228

The Company measures its convertible debt at fair value on a quarterly basis. The fair value of the Company’s debt approximates book value as of September 30, 2025 utilizing a Monte Carlo simulation using observable market conditions for items such as interest free rates, discount rates and volatility assumptions. The fair value of the convertible debt has been categorized as a Level 2 item as of September 30, 2025.

Fair Value of Financial Instruments

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and establishes the disclosure requirements regarding fair value measurements. Fair value is defined as the price that would be received in the sale of an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 Inputs

Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 Inputs

Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 Inputs

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities at the measurement date. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs. The Company develops these inputs based on the best information available.

The carrying amounts of cash, cash equivalents, and restricted cash, accounts receivable, accrued liabilities, and accounts payable approximate fair value due to their relatively short-term maturities and are classified as short-term assets and liabilities in the accompanying balance sheets. The following table represents the fair value hierarchy for the financial assets and liabilities held by the Company measured at fair value on a recurring basis (in thousands):

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$3,228	$—	$—	$3,228
Total financial assets	$3,228	$—	$—	$3,228

	As of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$378	$—	$—	$378
Total financial assets	$378	$—	$—	$378

During the years ended December 31, 2024 and 2023, the Company had embedded derivatives related to its outstanding debt instruments. The embedded derivatives were determined to have an immaterial value as of December 31, 2023. With the conversion of the debt instruments into common stock in connection with the IPO on December 6, 2024, the Company will no longer need to continue to assess the fair value of the embedded derivatives at each year end.

The Company measures its debt at fair value on a nonrecurring basis. The fair value of the Company’s debt approximates book value as of December 31, 2024 and 2023, based on observable market prices for similar liabilities and categorized as Level 2. See Note 5 for further details regarding the Company’s debt.

Revenue

Revenue

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. The revenue recognition guidance provides a single model to determine when and how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company recognizes revenue using a five-step model resulting in revenue being recognized as performance obligations within a contract have been satisfied.

The steps within that model include: (i) identifying the existence of a contract with a customer; (ii) identifying the performance obligations within the contract; (iii) determining the contract’s transaction price; (iv) allocating the transaction price to the contract’s performance obligations; and (v) recognizing revenue as the contract’s performance obligations are satisfied. Judgment is required to apply the principles-based, five-step model for revenue recognition. Management is required to make certain estimates and assumptions about the Company’s contracts with its customers, including, among others, the nature and extent of its performance obligations, its transaction price amounts and any allocations thereof, the events which constitute satisfaction of its performance obligations, and when control of any promised goods or services is transferred to its customers. The standard also requires certain incremental costs incurred to obtain or fulfill a contract to be deferred and amortized on a systematic basis consistent with the transfer of goods or services to the customer.

The Company assesses the goods and/or services promised in each customer contract and separately identifies a performance obligation for each promise to transfer to the customer a distinct good or service. The Company then allocates the transaction price to each performance obligation in the contract using relative Standalone Selling Price (“SSP”). The Company determines standalone selling prices based on the price at which a good or service is sold separately. If the standalone selling price is not observable through historic data, the Company estimates the standalone selling price by considering the cost-plus margin approach, along with all reasonably available information, including peer-company selling information while taking into consideration market conditions and other factors, such as customer size, volume purchased, market and industry conditions, product specific factors and historical sales of the deliverables.

The Company sells proprietary augmented reality and virtual reality hardware, software, and related installation and training services to education customers. The Company has contractual agreements with customers that set forth the general terms and conditions of the relationship, including pricing of goods and services, payment terms and contract duration. Revenue is recognized when the obligation under the terms of the Company’s contract with its customer is satisfied and is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services.

The Company offers standard warranty coverage on substantially all products which provides the customer with assurance that the product will function as intended during the first year. This standard warranty coverage is accounted for as an assurance warranty and is not considered to be a separate performance obligation. Returns and repairs under the Company’s general assurance warranty of products have not been material.

Payment is generally due within 30 days of invoice issuance. The Company uses the practical expedient and does not recognize a significant financing component for payment considerations of less than one year.

Hardware: Hardware sales represent separate performance obligations, all of which are satisfied at a point in time when the hardware is delivered to the customer, which is typically FOB shipping point.

Software: Software sales consist of licenses of functional intellectual property that are satisfied at a point in time when key codes are provided to allow customers to access the software, which is the contract start date.

In transactions where the Company provides user-based based software licenses to a customer, zSpace recognizes software revenue ratably on a straight-line basis. These fees charged to its customers are recognized on a gross basis as zSpace has determined that it is the principal in the transaction. As a principal to the transaction, the Company obtains control of the third-party software licenses before control is transferred to the customer. The fees paid to third parties for software licenses are recognized as transaction expenses and recorded in cost of goods sold in the condensed consolidated statements of operations and comprehensive (loss) income.

Services: The Company offers installation and/or training services for its products, both of which are separate performance obligations and typically are satisfied within a short period of time, often less than one month. Additionally, the Company offers one-and two-year extended warranty contracts customers can purchase at their option, which are also separate performance obligations. All warranty-related performance obligations are generally fulfilled evenly throughout the contract term. Services also includes post-contract support (“PCS”) which is akin to a stand-ready performance obligation that is provided throughout the contract term. For all services related performance obligations, the Company believes that the passage of time corresponds directly to the satisfaction of the performance obligations; therefore, an output method of measuring progress based on time elapsed during the contract period is used to recognize revenue ratably on a straight-line basis.

Contract Liabilities: The Company typically bills in advance of providing goods and services, including for installation and training services, PCS, and extended warranties, resulting in contract liabilities (i.e., deferred revenue). Contract liabilities are classified as current or noncurrent based on the nature of the underlying contractual rights and obligations.

Contract Costs: The Company incurs incremental contract commission costs to obtain contracts with customers which are expected to be recoverable through the term of those contracts. The Company allocates contract costs among the underlying performance obligations to which they relate and amortizes those costs on a systematic basis consistent with the pattern of the transfer of the goods and services. Contract cost assets are typically completely amortized soon after initial recognition as the majority of the Company’s revenue on the underlying performance obligations is recognized upon delivery of the goods or services.

Revenue

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. The revenue recognition guidance provides a single model to determine when and how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company recognizes revenue using a five-step model resulting in revenue being recognized as performance obligations within a contract have been satisfied. The steps within that model include: (a) identifying the existence of a contract with a customer; (ii) identifying the performance obligations within the contract; (iii) determining the contract’s transaction price; (iv) allocating the transaction price to the contract’s performance obligations; and (v) recognizing revenue as the contract’s performance obligations are satisfied. Judgment is required to apply the principles-based, five-step model for revenue recognition. Management is required to make certain estimates and assumptions about the Company’s contracts with its customers, including, among others, the nature and extent of its performance obligations, its transaction price amounts and any allocations thereof, the events which constitute satisfaction of its performance obligations, and when control of any promised goods or services is transferred to its customers. The standard also requires certain incremental costs incurred to obtain or fulfill a contract to be deferred and amortized on a systematic basis consistent with the transfer of goods or services to the customer.

The Company assesses the goods and/or services promised in each customer contract and separately identifies a performance obligation for each promise to transfer to the customer a distinct good or service. The Company then allocates the transaction price to each performance obligation in the contract using relative SSP. The Company determines standalone selling prices based on the price at which a good or service is sold separately. If the standalone selling price is not observable through historic data, the Company estimates the standalone selling price by considering the cost-plus margin approach, along with all reasonably available information, including peer-company selling information while taking into consideration market conditions and other factors, such as customer size, volume purchased, market and industry conditions, product specific factors and historical sales of the deliverables.

The Company sells proprietary augmented reality and virtual reality hardware, software, and related installation and training services to education customers. The Company has contractual agreements with customers that set forth the general terms and conditions of the relationship, including pricing of goods and services, payment terms and contract duration. Revenue is recognized when the obligation under the terms of the Company’s contract with its customer is satisfied and is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services.

The Company offers standard warranty coverage on substantially all products which provides the customer with assurance that the product will function as intended during the first year. This standard warranty coverage is accounted for as an assurance warranty and is not considered to be a separate performance obligation. Returns and repairs under the Company’s general assurance warranty of products have not been material.

Payment is generally due within 30 days of invoice issuance. The Company uses the practical expedient and does not recognize a significant financing component for payment considerations of less than one year.

Hardware: Hardware sales represent separate performance obligations, all of which are satisfied at a point in time when the hardware is delivered to the customer, which is typically FOB shipping point.

Software: Software sales consist of licenses of functional intellectual property that are satisfied at a point in time when key codes are provided to allow customers to access the software, which is the contract start date.

In transactions where the Company provides user-based based software licenses to a customer, zSpace recognizes software revenue ratably on a straight-line basis. These fees charged to its customers are recognized on a gross basis as zSpace has determined that it is the principal in the transaction. As a principal to the transaction, the Company obtains control of the third-party software licenses before control is transferred to the customer. The fees paid to third parties for software licenses are recognized as transaction expenses and recorded in cost of goods sold in the consolidated statements of operations.

Services: The Company offers installation and/or training services for its products, both of which are separate performance obligations and typically are satisfied within a short period of time, often less than one month. Additionally, the Company offers one-and two-year extended warranty contracts customers can purchase at their option, which are also separate performance obligations. All warranty-related performance obligations are generally fulfilled evenly throughout the contract term. Services also includes post-contract support (“PCS”) which is akin to a stand-ready performance obligation that is provided throughout the contract term. For all services related performance obligations, the Company believes that the passage of time corresponds directly to the satisfaction of the performance obligations; therefore, an output method of measuring progress based on time elapsed during the contract period is used to recognize revenue ratably on a straight-line basis.

Contract Liabilities: The Company typically bills in advance of providing goods and services, including for installation and training services, PCS, and extended warranties, resulting in contract liabilities (i.e., deferred revenue). Contract liabilities are classified as current or noncurrent based on the nature of the underlying contractual rights and obligations.

Contract Costs: The Company incurs incremental contract commission costs to obtain contracts with customers which are expected to be recoverable through the term of those contracts. The Company allocates contract costs among the underlying performance obligations to which they relate and amortizes those costs on a systematic basis consistent with the pattern of the transfer of the goods and services. Contract cost assets are typically completely amortized soon after initial recognition as the majority of the Company’s revenue on the underlying performance obligations is recognized upon delivery of the goods or services.

Cost of Goods Sold

Cost of Goods Sold

The Company includes within cost of goods sold those costs related to the manufacture and distribution of its AR/VR products, as well as the cost to purchase third-party software. Specifically, the Company includes in cost of goods sold each of the following: material costs, labor and employee benefit costs related to the manufacture of our products, and freight and shipping costs. Costs are expensed as incurred, or as control of products is transferred, except for costs incurred to fulfill a contract, which are capitalized and amortized on a straight-line basis over the expected period of performance. The Company does not incur significant incremental costs to acquire contracts.

Cost of Goods Sold

The Company includes within cost of goods sold those costs related to the manufacture and distribution of its AR/VR products, as well as the cost to purchase third-party software. Specifically, the Company includes in cost of goods sold each of the following: material costs, labor and employee benefit costs related to the manufacture of our products, and freight and shipping costs. Costs are expensed as incurred, or as control of products is transferred, except for costs incurred to fulfill a contract, which are capitalized and amortized on a straight-line basis over the expected period of performance. The Company does not incur significant incremental costs to acquire contracts.

New Accounting Pronouncements

New Accounting Pronouncements

As of September 30, 2025 there are no new accounting pronouncements affecting the Company other than those discussed in the financial statements included in this prospectus for the year ended December 31, 2024

Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”), issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure through enhanced disclosures about significant segment expenses. The amendment is effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal year beginning after December 15, 2024 and early adoption is permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The standard was effective for and adopted by the Company on January 1, 2024, and its adoption had no material impact on the Company’s consolidated financial statements other than the expanded disclosures included in Note 13 (Segment Reporting).

Accounting Pronouncements Issued, But Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves income tax disclosures through enhanced disaggregation within the rate reconciliation table and disaggregation of income taxes paid by jurisdiction. The amendment is effective for fiscal years beginning after December 15, 2024 and early adoption is permitted. The amendments should be applied on a prospective basis; however, retrospective application is permitted. The Company is currently evaluating the impact of adopting this ASU on its disclosures.

We are an emerging growth company, as defined in the Jumpstart Our Business Startups (JOBS) Act. For so long as we continue to be an emerging growth company, we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation. The JOBS Act also provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards applicable to public companies. This provision allows an emerging growth company to delay the adoption of some accounting standards unless and until those standards would otherwise apply to private companies. We have elected to use the extended transition period under the JOBS Act for the adoption of accounting standards until the earlier of the date we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.